PROMISSORY NOTES AND WRITE-OFFS	12 Months Ended
Dec. 31, 2025
Promissory Notes And Write-offs
PROMISSORY NOTES AND WRITE-OFFS

NOTE 14 – PROMISSORY NOTES AND WRITE-OFFS

On March 13, 2024, Legacy Stardust Power and IGX, entered into an exclusive letter of intent (the “IGX LOI”) to potentially acquire interests in certain mining claims (the “IGX Claims”). The Company paid a non-refundable payment of $30,000 in connection with obtaining a binding exclusivity right.

On March 15, 2024, Legacy Stardust Power and Usha Resources Ltd. (“Usha Resources”) entered into a non-binding Letter of Intent (the “Jackpot LOI”), except for certain binding terms such as those relating to the exclusivity period until September 30, 2025, as extended, to acquire an interest in Usha Resources’ lithium brine project, situated in the United States. Usha Resources is an established lithium developer with multiple projects in development. The Jackpot Lake Lithium Brine Project is a flagship asset of Usha Resources and is a lithium brine asset located in the United States, comprised of 8,714 acres of property. The project is currently engaged in its maiden drill program. The Jackpot LOI provides Stardust Power with the exclusive option to agree to acquire up to 90% of the interests held by Usha Resources in the Jackpot Lake project, based on an indicative earn-in schedule. As part of a definitive agreement, Stardust Power would be required to invest into the development of the Jackpot Lake project. The Company has made a non-refundable payment of $25,000 upon execution of the Jackpot LOI in connection with securing exclusivity and a further $50,000 payment (the “Second Payment”) was made by the Company on May 14, 2024; provided that the Second Payment shall be non-refundable except if Usha Resources breaches the terms of the Jackpot LOI at which point Usha Resources shall refund the Second Payment together with all out-of-pocket expenses (including the fees and expenses of legal counsel, accountants and other advisors hereof) incurred by the Company. As of December 31, 2025, the Company determined that the likelihood of entering into definitive agreements with Usha Resources Ltd. had diminished significantly. As a result, the Company wrote off the outstanding deposit balance of $50,000 related to the non-refundable payments made under the Jackpot LOI with Usha Resources. The Company recognized a loss of $50,000 in the Other Income/Expense section of the consolidated statements of operations for year ended December 31, 2025.

On August 16, 2024, Legacy Stardust Power entered into a promissory note arrangement with IGL (the “IG Lithium Note”) in the principal amount of $316,000 to allow the Company to potentially enter into related agreements and partnerships with IGL. The proceeds of the promissory note were intended to fund costs associated with mineral claims and related land maintenance activities held by IGL, including applicable filing fees and associated administrative costs. During year ended December 31, 2025, the Company wrote off the outstanding balance of the IG Lithium Note, including accrued interest, in the aggregate amount of $332,363, as the note was deemed unrecoverable and the likelihood of entering into definitive agreements with IGL had diminished significantly. As a result, the Company recognized a loss of $332,363, which is included in the Other Income (Expense) section of the consolidated statements of operations for year ended December 31, 2025.

On August 19, 2024, Legacy Stardust Power entered into a promissory note arrangement with IGX (the “IGX Note”) for $176,000 to allow the Company to potentially be able to enter into related agreements and partnerships with IGX. The payment is made solely for the payment of all 2024 Bureau of Land Management fees and county land maintenance fees, notice of intent and associated filing fees for the claims owned by IGX. During the year ended December 31, 2025, the Company wrote off the promissory note balance including interest in the amount of $182,481 as the note was deemed unrecoverable from IGX and the likelihood of entering into definitive agreements with IGX had diminished significantly. As a result, the Company recognized a loss of $182,481 in the Other Income/Expense section of the consolidated statements of operations for the year ended December 31, 2025.